UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM
N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-03336

Exact name of registrant as specified in charter:	Prudential Jennison Blend Fund, Inc.

Address of principal executive offices:	655 Broad Street, 6 th Floor

Newark, New Jersey 07102

Name and address of agent for service:	Andrew R. French

655 Broad Street, 6 th Floor

Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	8/31/2025

Date of reporting period:	2/28/2025

Item 1 – Reports to Stockholders
(a) Report transmitted to stockholders pursuant to Rule
30e-1
under the Act (17 CFR
270.30e-1).

PGIM Jennison Blend Fund
Class A:
PBQAX
SEMIANNUAL SHAREHOLDER REPORT – February 28, 2025
This
semiannual shareholder report
contains important information about the Class A shares of PGIM Jennison Blend Fund (the “Fund”) for the period of September 1, 2024 to February 28, 2025.
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Jennison Blend Fund—Class A	$45	0.90%
WHAT ARE SOME KEY FUND STATISTICS AS OF 2/28/2025?

Fund’s net assets	$ 1,067,022,038
Number of fund holdings	282
Portfolio turnover rate for the period	31%
MF101E2A

WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 2/28/2025?

Industry Classification	% of Net Assets
Software	8.1%
Banks	7.9%
Semiconductors & Semiconductor Equipment	7.3%
Pharmaceuticals	5.0%
Interactive Media & Services	5.0%
Biotechnology	4.2%
Aerospace & Defense	3.8%
Consumer Staples Distribution & Retail	3.5%
Broadline Retail	3.4%
Entertainment	3.3%
Oil, Gas & Consumable Fuels	3.2%
Insurance	2.9%
Technology Hardware, Storage & Peripherals	2.8%
Capital Markets	2.8%
Financial Services	2.4%
Affiliated Mutual Fund - Short-Term Investment (1.0% represents investments purchased with collateral from securities on loan)	2.3%
Machinery	2.1%
Hotels, Restaurants & Leisure	2.0%
Automobiles	1.4%
Multi-Utilities	1.3%
Specialty Retail	1.3%
Health Care Equipment & Supplies	1.3%
Chemicals	1.2%
Commercial Services & Supplies	1.2%
Building Products	1.2%
Industry Classification	% of Net Assets
Health Care Providers & Services	1.2%
Ground Transportation	1.1%
Residential REITs	1.0%
Household Durables	0.9%
Communications Equipment	0.9%
Professional Services	0.8%
IT Services	0.8%
Trading Companies & Distributors	0.8%
Electronic Equipment, Instruments & Components	0.8%
Energy Equipment & Services	0.8%
Construction & Engineering	0.8%
Electric Utilities	0.7%
Passenger Airlines	0.7%
Mortgage Real Estate Investment Trusts (REITs)	0.6%
Personal Care Products	0.6%
Industrial Conglomerates	0.6%
Metals & Mining	0.6%
Retail REITs	0.6%
Media	0.5%
Food Products	0.5%
Others*	4.8%
101.0%
Liabilities in excess of other assets	(1.0)%
100.0%

*	Consists of Industries that each make up less than 0.5% of the Fund's net assets

ADDITIONAL INFORMATION
You can find additional information at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
or by scanning the QR code below,
including the Fund’s prospectus, financial information, fund holdings, and proxy voting information. You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

To receive your fund documents online, go to
pgim.com/investments/resource/edelivery
and enroll.
PGIM Jennison Blend Fund

SHARE CLASS	A
NASDAQ	PBQAX
CUSIP	74441T108
MF101E2A

PGIM Jennison Blend Fund
Class C:
PRECX
SEMIANNUAL SHAREHOLDER REPORT – February 28, 2025
This
semiannual shareholder report
contains important information about the Class C shares of PGIM Jennison Blend Fund (the “Fund”) for the period of September 1, 2024 to February 28, 2025.
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Jennison Blend Fund—Class C	$89	1.77%
WHAT ARE SOME KEY FUND STATISTICS AS OF 2/28/2025?

Fund’s net assets	$ 1,067,022,038
Number of fund holdings	282
Portfolio turnover rate for the period	31%
MF101E2C

WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 2/28/2025?

Industry Classification	% of Net Assets
Software	8.1%
Banks	7.9%
Semiconductors & Semiconductor Equipment	7.3%
Pharmaceuticals	5.0%
Interactive Media & Services	5.0%
Biotechnology	4.2%
Aerospace & Defense	3.8%
Consumer Staples Distribution & Retail	3.5%
Broadline Retail	3.4%
Entertainment	3.3%
Oil, Gas & Consumable Fuels	3.2%
Insurance	2.9%
Technology Hardware, Storage & Peripherals	2.8%
Capital Markets	2.8%
Financial Services	2.4%
Affiliated Mutual Fund - Short-Term Investment (1.0% represents investments purchased with collateral from securities on loan)	2.3%
Machinery	2.1%
Hotels, Restaurants & Leisure	2.0%
Automobiles	1.4%
Multi-Utilities	1.3%
Specialty Retail	1.3%
Health Care Equipment & Supplies	1.3%
Chemicals	1.2%
Commercial Services & Supplies	1.2%
Building Products	1.2%
Industry Classification	% of Net Assets
Health Care Providers & Services	1.2%
Ground Transportation	1.1%
Residential REITs	1.0%
Household Durables	0.9%
Communications Equipment	0.9%
Professional Services	0.8%
IT Services	0.8%
Trading Companies & Distributors	0.8%
Electronic Equipment, Instruments & Components	0.8%
Energy Equipment & Services	0.8%
Construction & Engineering	0.8%
Electric Utilities	0.7%
Passenger Airlines	0.7%
Mortgage Real Estate Investment Trusts (REITs)	0.6%
Personal Care Products	0.6%
Industrial Conglomerates	0.6%
Metals & Mining	0.6%
Retail REITs	0.6%
Media	0.5%
Food Products	0.5%
Others*	4.8%
101.0%
Liabilities in excess of other assets	(1.0)%
100.0%

*	Consists of Industries that each make up less than 0.5% of the Fund's net assets

ADDITIONAL INFORMATION
You can find additional information at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
or by scanning the QR code below,
including the Fund’s prospectus, financial information, fund holdings, and proxy voting information. You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

To receive your fund documents online, go to
pgim.com/investments/resource/edelivery
and enroll.
PGIM Jennison Blend Fund

SHARE CLASS	C
NASDAQ	PRECX
CUSIP	74441T306
MF101E2C

PGIM Jennison Blend Fund
Class Z:
PEQZX
SEMIANNUAL SHAREHOLDER REPORT – February 28, 2025
This
semiannual shareholder report
contains important information about the Class Z shares of PGIM Jennison Blend Fund (the “Fund”) for the period of September 1, 2024 to February 28, 2025.
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Jennison Blend Fund—Class Z	$32	0.63%
WHAT ARE SOME KEY FUND STATISTICS AS OF 2/28/2025?

Fund’s net assets	$ 1,067,022,038
Number of fund holdings	282
Portfolio turnover rate for the period	31%
MF101E2Z

WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 2/28/2025?

Industry Classification	% of Net Assets
Software	8.1%
Banks	7.9%
Semiconductors & Semiconductor Equipment	7.3%
Pharmaceuticals	5.0%
Interactive Media & Services	5.0%
Biotechnology	4.2%
Aerospace & Defense	3.8%
Consumer Staples Distribution & Retail	3.5%
Broadline Retail	3.4%
Entertainment	3.3%
Oil, Gas & Consumable Fuels	3.2%
Insurance	2.9%
Technology Hardware, Storage & Peripherals	2.8%
Capital Markets	2.8%
Financial Services	2.4%
Affiliated Mutual Fund - Short-Term Investment (1.0% represents investments purchased with collateral from securities on loan)	2.3%
Machinery	2.1%
Hotels, Restaurants & Leisure	2.0%
Automobiles	1.4%
Multi-Utilities	1.3%
Specialty Retail	1.3%
Health Care Equipment & Supplies	1.3%
Chemicals	1.2%
Commercial Services & Supplies	1.2%
Building Products	1.2%
Industry Classification	% of Net Assets
Health Care Providers & Services	1.2%
Ground Transportation	1.1%
Residential REITs	1.0%
Household Durables	0.9%
Communications Equipment	0.9%
Professional Services	0.8%
IT Services	0.8%
Trading Companies & Distributors	0.8%
Electronic Equipment, Instruments & Components	0.8%
Energy Equipment & Services	0.8%
Construction & Engineering	0.8%
Electric Utilities	0.7%
Passenger Airlines	0.7%
Mortgage Real Estate Investment Trusts (REITs)	0.6%
Personal Care Products	0.6%
Industrial Conglomerates	0.6%
Metals & Mining	0.6%
Retail REITs	0.6%
Media	0.5%
Food Products	0.5%
Others*	4.8%
101.0%
Liabilities in excess of other assets	(1.0)%
100.0%

*	Consists of Industries that each make up less than 0.5% of the Fund's net assets

ADDITIONAL INFORMATION
You can find additional information at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
or by scanning the QR code below,
including the Fund’s prospectus, financial information, fund holdings, and proxy voting information. You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

To receive your fund documents online, go to
pgim.com/investments/resource/edelivery
and enroll.
PGIM Jennison Blend Fund

SHARE CLASS	Z
NASDAQ	PEQZX
CUSIP	74441T405
MF101E2Z

PGIM Jennison Blend Fund
Class R6:
PBQQX
SEMIANNUAL SHAREHOLDER REPORT – February 28, 2025
This
semiannual shareholder report
contains important information about the Class R6 shares of PGIM Jennison Blend Fund (the “Fund”) for the period of September 1, 2024 to February 28, 2025.
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Jennison Blend Fund—Class R6	$32	0.63%
WHAT ARE SOME KEY FUND STATISTICS AS OF 2/28/2025?

Fund’s net assets	$ 1,067,022,038
Number of fund holdings	282
Portfolio turnover rate for the period	31%
MF101E2R6

WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 2/28/2025?

Industry Classification	% of Net Assets
Software	8.1%
Banks	7.9%
Semiconductors & Semiconductor Equipment	7.3%
Pharmaceuticals	5.0%
Interactive Media & Services	5.0%
Biotechnology	4.2%
Aerospace & Defense	3.8%
Consumer Staples Distribution & Retail	3.5%
Broadline Retail	3.4%
Entertainment	3.3%
Oil, Gas & Consumable Fuels	3.2%
Insurance	2.9%
Technology Hardware, Storage & Peripherals	2.8%
Capital Markets	2.8%
Financial Services	2.4%
Affiliated Mutual Fund - Short-Term Investment (1.0% represents investments purchased with collateral from securities on loan)	2.3%
Machinery	2.1%
Hotels, Restaurants & Leisure	2.0%
Automobiles	1.4%
Multi-Utilities	1.3%
Specialty Retail	1.3%
Health Care Equipment & Supplies	1.3%
Chemicals	1.2%
Commercial Services & Supplies	1.2%
Building Products	1.2%
Industry Classification	% of Net Assets
Health Care Providers & Services	1.2%
Ground Transportation	1.1%
Residential REITs	1.0%
Household Durables	0.9%
Communications Equipment	0.9%
Professional Services	0.8%
IT Services	0.8%
Trading Companies & Distributors	0.8%
Electronic Equipment, Instruments & Components	0.8%
Energy Equipment & Services	0.8%
Construction & Engineering	0.8%
Electric Utilities	0.7%
Passenger Airlines	0.7%
Mortgage Real Estate Investment Trusts (REITs)	0.6%
Personal Care Products	0.6%
Industrial Conglomerates	0.6%
Metals & Mining	0.6%
Retail REITs	0.6%
Media	0.5%
Food Products	0.5%
Others*	4.8%
101.0%
Liabilities in excess of other assets	(1.0)%
100.0%

*	Consists of Industries that each make up less than 0.5% of the Fund's net assets

ADDITIONAL INFORMATION
You can find additional information at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
or by scanning the QR code below,
including the Fund’s prospectus, financial information, fund holdings, and proxy voting information. You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

To receive your fund documents online, go to
pgim.com/investments/resource/edelivery
and enroll.
PGIM Jennison Blend Fund

SHARE CLASS	R6
NASDAQ	PBQQX
CUSIP	74441T603
MF101E2R6

(b)	Copy of each notice transmitted to stockholders in reliance on Rule 30e-3 under the Act (17 CFR 270.30e-3) that contains disclosures specified by paragraph (c)(3) of that rule – Not applicable.

Item 2  – Code of Ethics – Not required, as this is not an annual filing.

Item 3  – Audit Committee Financial Expert – Not required, as this is not an annual filing.

Item 4  – Principal Accountant Fees and Services – Not required, as this is not an annual filing.

Item 5  – Audit Committee of Listed Registrants – Not applicable.

Item 6 –	Investments – The registrant’s Schedule of Investments is included in the financial statements filed under Item 7 of this Form.

Items 7  – 11 (Refer to Report below)

PRUDENTIAL JENNISON BLEND FUND, INC.

PGIM Jennison Blend Fund

FINANCIAL STATEMENTS AND OTHER INFORMATION

FEBRUARY 28, 2025

Table of Contents	Financial Statements and Other Information	February 28, 2025

Form N-CSR Item 7 - Financial Statements and Financial Highlights for Open-End Management Investment Companies.

PGIM Jennison Blend Fund	1
Notes to Financial Statements	25
Other Information - Form N-CSR Items 8-11

Schedule of Investments (unaudited)

as of February 28, 2025

Description	Shares	Value

LONG-TERM INVESTMENTS 98.7%

COMMON STOCKS

Aerospace & Defense 3.8%

Airbus SE (France)	24,496	$4,244,748

Boeing Co. (The)*	75,560	13,195,043

General Electric Co.	58,086	12,022,640

Hexcel Corp.	20,278	1,285,017

Leonardo DRS, Inc.*	35,740	1,088,283

Rocket Lab USA, Inc.*(a)	38,563	790,156

RTX Corp.	57,356	7,627,774

		40,253,661

Automobile Components 0.4%

Dorman Products, Inc.*	23,849	3,135,190

Modine Manufacturing Co.*	7,842	663,119

		3,798,309

Automobiles 1.4%

General Motors Co.	135,490	6,656,624

Tesla, Inc.*	29,044	8,509,311

		15,165,935

Banks 7.9%

Ameris Bancorp	34,253	2,212,059

Atlantic Union Bankshares Corp.	98,631	3,518,168

Bank of America Corp.	279,748	12,896,383

Eastern Bankshares, Inc.	257,649	4,609,341

Enterprise Financial Services Corp.	80,138	4,734,553

First Bancorp	70,988	2,978,656

First Interstate BancSystem, Inc. (Class A Stock)	112,047	3,439,843

Heritage Financial Corp.	71,676	1,811,253

JPMorgan Chase & Co.	74,897	19,821,491

Pinnacle Financial Partners, Inc.	31,355	3,582,622

PNC Financial Services Group, Inc. (The)	57,177	10,973,410

Renasant Corp.	32,751	1,185,586

Truist Financial Corp.	191,329	8,868,099

Wintrust Financial Corp.	32,258	4,015,153

		84,646,617

Beverages 0.4%

PepsiCo, Inc.	26,775	4,109,159

See Notes to Financial Statements.

PGIM Jennison Blend Fund 1

Schedule of Investments (unaudited) (continued)

as of February 28, 2025

Description	Shares	Value

COMMON STOCKS (Continued)

Biotechnology 4.2%

AbbVie, Inc.	59,269	$12,388,999

ADMA Biologics, Inc.*	52,974	868,244

Amgen, Inc.	14,915	4,594,715

Apellis Pharmaceuticals, Inc.*	32,418	815,313

Arcutis Biotherapeutics, Inc.*	312,939	4,284,135

Catalyst Pharmaceuticals, Inc.*	28,431	650,786

Crinetics Pharmaceuticals, Inc.*	50,559	1,809,001

Halozyme Therapeutics, Inc.*	12,927	764,632

Insmed, Inc.*	10,936	891,831

Kura Oncology, Inc.*	126,638	976,379

MannKind Corp.*	146,472	782,160

Myriad Genetics, Inc.*	58,978	632,834

Newamsterdam Pharma Co. NV (Netherlands)*	62,716	1,317,036

Protagonist Therapeutics, Inc.*	17,767	667,861

Rocket Pharmaceuticals, Inc.*	95,120	898,884

Twist Bioscience Corp.*	69,268	2,688,984

Vaxcyte, Inc.*	20,142	1,470,769

Veracyte, Inc.*	76,003	2,641,864

Vertex Pharmaceuticals, Inc.*	12,796	6,139,393

		45,283,820

Broadline Retail 3.4%

Amazon.com, Inc.*	146,779	31,158,246

MercadoLibre, Inc. (Brazil)*	2,636	5,593,249

		36,751,495

Building Products 1.2%

Griffon Corp.	17,542	1,268,989

Hayward Holdings, Inc.*	190,525	2,760,707

Johnson Controls International PLC	79,332	6,795,579

Zurn Elkay Water Solutions Corp.	54,986	1,948,154

		12,773,429

Capital Markets 2.8%

Acadian Asset Management, Inc.	93,979	2,317,522

Artisan Partners Asset Management, Inc. (Class A Stock)	47,683	2,013,176

Blackstone, Inc.	42,804	6,898,293

Goldman Sachs Group, Inc. (The)	20,179	12,557,190

KKR & Co., Inc.	14,861	2,015,003

Marex Group PLC (United Kingdom)	62,823	2,301,835

See Notes to Financial Statements.

Description	Shares	Value

COMMON STOCKS (Continued)

Capital Markets (cont’d.)

Moelis & Co. (Class A Stock)	13,280	$938,099

P10, Inc. (Class A Stock)	70,901	905,406

		29,946,524

Chemicals 1.2%

Avient Corp.	67,767	2,898,395

Cabot Corp.	8,949	769,614

Element Solutions, Inc.	55,402	1,446,546

Linde PLC	15,679	7,322,877

Minerals Technologies, Inc.	8,407	577,897

		13,015,329

Commercial Services & Supplies 1.2%

ACV Auctions, Inc. (Class A Stock)*	218,980	3,516,819

Casella Waste Systems, Inc. (Class A Stock)*	23,912	2,678,622

Interface, Inc.	89,156	1,803,626

OPENLANE, Inc.*	41,823	932,653

Steelcase, Inc. (Class A Stock)	59,607	724,821

VSE Corp.(a)	26,664	3,159,684

		12,816,225

Communications Equipment 0.9%

Cisco Systems, Inc.	123,486	7,916,687

NETGEAR, Inc.*	46,486	1,222,582

		9,139,269

Construction & Engineering 0.8%

Construction Partners, Inc. (Class A Stock)*	34,888	2,531,473

Fluor Corp.*	22,061	838,980

Great Lakes Dredge & Dock Corp.*	331,999	2,818,672

Primoris Services Corp.	9,189	659,219

Sterling Infrastructure, Inc.*	9,592	1,220,198

		8,068,542

Consumer Finance 0.2%

Enova International, Inc.*	9,468	978,423

Upstart Holdings, Inc.*(a)	10,838	722,570

		1,700,993

See Notes to Financial Statements.

PGIM Jennison Blend Fund 3

Schedule of Investments (unaudited) (continued)

as of February 28, 2025

Description	Shares	Value

COMMON STOCKS (Continued)

Consumer Staples Distribution & Retail 3.5%

Chefs’ Warehouse, Inc. (The)*	61,063	$3,821,322

Costco Wholesale Corp.	9,021	9,459,511

Sprouts Farmers Market, Inc.*	5,054	750,014

Walmart, Inc.	236,086	23,280,440

		37,311,287

Diversified Consumer Services 0.3%

Frontdoor, Inc.*	20,066	912,602

Perdoceo Education Corp.	50,377	1,289,651

Stride, Inc.*	5,788	791,798

		2,994,051

Diversified REITs 0.2%

Alexander & Baldwin, Inc.	47,141	853,724

Armada Hoffler Properties, Inc.	83,497	766,502

		1,620,226

Diversified Telecommunication Services 0.0%

Cogent Communications Holdings, Inc.	3,378	246,831

Electric Utilities 0.7%

Constellation Energy Corp.	8,930	2,237,367

IDACORP, Inc.	7,836	923,943

PG&E Corp.	243,016	3,970,881

TXNM Energy, Inc.	11,633	607,824

		7,740,015

Electrical Equipment 0.3%

Atkore, Inc.	12,309	757,004

Vertiv Holdings Co. (Class A Stock)	27,289	2,597,094

		3,354,098

Electronic Equipment, Instruments & Components 0.8%

Benchmark Electronics, Inc.	38,663	1,544,973

Fabrinet (Thailand)*	5,291	1,058,465

Itron, Inc.*	7,844	854,133

Littelfuse, Inc.	2,848	661,049

See Notes to Financial Statements.

Description	Shares	Value

COMMON STOCKS (Continued)

Electronic Equipment, Instruments & Components (cont’d.)

Mirion Technologies, Inc.*	148,935	$2,312,961

Sanmina Corp.*	20,811	1,704,837

		8,136,418

Energy Equipment & Services 0.8%

Archrock, Inc.	34,234	928,426

Cactus, Inc. (Class A Stock)	51,681	2,715,320

Expro Group Holdings NV*	153,401	1,823,938

Oceaneering International, Inc.*	55,730	1,231,076

ProPetro Holding Corp.*	79,152	668,043

Valaris Ltd.*(a)	21,018	750,342

		8,117,145

Entertainment 3.3%

Cinemark Holdings, Inc.*	26,375	675,464

Lions Gate Entertainment Corp. (Class B Stock)*	96,806	852,861

Netflix, Inc.*	16,249	15,933,119

Spotify Technology SA*	11,511	6,998,803

Walt Disney Co. (The)	91,271	10,386,640

		34,846,887

Financial Services 2.4%

AvidXchange Holdings, Inc.*	185,562	1,410,271

Enact Holdings, Inc.	43,472	1,494,567

Essent Group Ltd.	38,986	2,246,373

EVERTEC, Inc. (Puerto Rico)	24,273	906,354

Flywire Corp.*	133,706	1,524,249

Mastercard, Inc. (Class A Stock)	16,436	9,472,231

Visa, Inc. (Class A Stock)	22,856	8,290,100

		25,344,145

Food Products 0.5%

Adecoagro SA (Brazil)(a)	102,290	1,092,457

Dole PLC	67,099	981,658

Freshpet, Inc.*	22,885	2,449,382

Utz Brands, Inc.	57,186	778,873

		5,302,370

Gas Utilities 0.4%

Brookfield Infrastructure Corp. (Canada) (Class A Stock)	20,528	821,941

See Notes to Financial Statements.

PGIM Jennison Blend Fund 5

Schedule of Investments (unaudited) (continued)

as of February 28, 2025

Description	Shares	Value

COMMON STOCKS (Continued)

Gas Utilities (cont’d.)

Chesapeake Utilities Corp.	18,854	$2,393,138

New Jersey Resources Corp.	29,044	1,405,149

		4,620,228

Ground Transportation 1.1%

Uber Technologies, Inc.*	72,602	5,518,478

Union Pacific Corp.	26,175	6,457,111

		11,975,589

Health Care Equipment & Supplies 1.3%

Dexcom, Inc.*	19,043	1,682,830

Embecta Corp.	51,904	700,704

ICU Medical, Inc.*	4,528	662,582

Inspire Medical Systems, Inc.*	5,130	952,077

Intuitive Surgical, Inc.*	9,624	5,515,995

iRhythm Technologies, Inc.*	8,343	919,065

Lantheus Holdings, Inc.*(a)	8,917	836,593

Novocure Ltd.*	30,508	581,787

Tandem Diabetes Care, Inc.*	45,942	1,017,156

TransMedics Group, Inc.*(a)	9,027	688,941

		13,557,730

Health Care Providers & Services 1.2%

LifeStance Health Group, Inc.*	407,686	3,175,874

NeoGenomics, Inc.*	161,381	1,612,196

Option Care Health, Inc.*	59,696	1,999,816

UnitedHealth Group, Inc.	11,880	5,642,525

		12,430,411

Health Care Technology 0.1%

Teladoc Health, Inc.*	88,919	850,066

Hotel & Resort REITs 0.2%

Summit Hotel Properties, Inc.	252,703	1,634,988

Hotels, Restaurants & Leisure 2.0%

Airbnb, Inc. (Class A Stock)*	21,130	2,934,323

Cava Group, Inc.*	22,767	2,163,548

Dave & Buster’s Entertainment, Inc.*	26,709	557,951

Golden Entertainment, Inc.	52,452	1,630,733

McDonald’s Corp.	15,665	4,829,989

See Notes to Financial Statements.

Description	Shares	Value

COMMON STOCKS (Continued)

Hotels, Restaurants & Leisure (cont’d.)

Penn Entertainment, Inc.*	78,952	$1,698,258

Shake Shack, Inc. (Class A Stock)*	31,053	3,372,356

Starbucks Corp.	33,666	3,898,859

		21,086,017

Household Durables 0.9%

Century Communities, Inc.	35,676	2,476,985

Champion Homes, Inc.*	6,353	651,183

Ethan Allen Interiors, Inc.	35,449	1,010,296

Toll Brothers, Inc.	33,393	3,727,995

Tri Pointe Homes, Inc.*	59,902	1,896,497

		9,762,956

Industrial Conglomerates 0.6%

3M Co.	41,749	6,476,105

Industrial REITs 0.4%

Plymouth Industrial REIT, Inc.	18,509	320,946

Prologis, Inc.	31,572	3,912,402

		4,233,348

Insurance 2.9%

Axis Capital Holdings Ltd.	39,075	3,785,586

Chubb Ltd.	25,453	7,266,323

CNO Financial Group, Inc.	49,238	2,052,732

Marsh & McLennan Cos., Inc.	34,957	8,314,173

MetLife, Inc.	95,946	8,268,626

Skyward Specialty Insurance Group, Inc.*	34,120	1,774,922

		31,462,362

Interactive Media & Services 5.0%

Alphabet, Inc. (Class A Stock)	62,961	10,720,999

Alphabet, Inc. (Class C Stock)	47,067	8,105,879

Meta Platforms, Inc. (Class A Stock)	50,962	34,052,808

		52,879,686

IT Services 0.8%

ASGN, Inc.*	16,785	1,130,973

See Notes to Financial Statements.

PGIM Jennison Blend Fund 7

Schedule of Investments (unaudited) (continued)

as of February 28, 2025

Description	Shares	Value

COMMON STOCKS (Continued)

IT Services (cont’d.)

Grid Dynamics Holdings, Inc.*	214,444	$4,035,836

Snowflake, Inc. (Class A Stock)*	21,100	3,736,810

		8,903,619

Life Sciences Tools & Services 0.1%

Adaptive Biotechnologies Corp.*	111,555	921,444

Machinery 2.1%

Chart Industries, Inc.*	3,500	666,925

Enerpac Tool Group Corp.	50,768	2,349,035

Gates Industrial Corp. PLC*	228,931	4,954,067

Mueller Industries, Inc.	15,618	1,252,251

Mueller Water Products, Inc. (Class A Stock)	37,612	968,885

Parker-Hannifin Corp.	12,355	8,259,441

Trinity Industries, Inc.	133,918	4,163,511

		22,614,115

Marine Transportation 0.4%

Kirby Corp.*	33,593	3,501,062

Matson, Inc.	6,598	950,574

		4,451,636

Media 0.5%

Integral Ad Science Holding Corp.*	66,645	701,105

Magnite, Inc.*	37,958	598,598

TEGNA, Inc.	73,689	1,341,140

Trade Desk, Inc. (The) (Class A Stock)*	44,842	3,153,289

		5,794,132

Metals & Mining 0.6%

Century Aluminum Co.*	44,546	844,147

Eldorado Gold Corp. (Turkey)*	248,471	3,421,446

ERO Copper Corp. (Brazil)*(a)	48,102	568,565

SunCoke Energy, Inc.	170,415	1,545,664

		6,379,822

Mortgage Real Estate Investment Trusts (REITs) 0.6%

Dynex Capital, Inc.	93,832	1,320,216

See Notes to Financial Statements.

Description	Shares	Value

COMMON STOCKS (Continued)

Mortgage Real Estate Investment Trusts (REITs) (cont’d.)

Ladder Capital Corp.	406,362	$4,823,517

Redwood Trust, Inc.	110,802	740,158

		6,883,891

Multi-Utilities 1.3%

NiSource, Inc.	347,931	14,199,064

Office REITs 0.4%

COPT Defense Properties	76,502	2,067,849

Cousins Properties, Inc.	73,706	2,235,503

		4,303,352

Oil, Gas & Consumable Fuels 3.2%

Cheniere Energy, Inc.	16,182	3,698,558

Crescent Energy Co. (Class A Stock)	158,078	1,994,944

Exxon Mobil Corp.	122,682	13,658,187

Kinetik Holdings, Inc.	21,444	1,251,043

Kosmos Energy Ltd. (Ghana)*	488,453	1,372,553

Northern Oil & Gas, Inc.	51,964	1,636,866

Shell PLC, ADR	158,317	10,680,065

		34,292,216

Passenger Airlines 0.7%

Delta Air Lines, Inc.	111,205	6,685,645

SkyWest, Inc.*	7,030	695,337

		7,380,982

Personal Care Products 0.6%

elf Beauty, Inc.*(a)	15,470	1,086,768

Unilever PLC (United Kingdom), ADR	97,027	5,491,728

		6,578,496

Pharmaceuticals 5.0%

AstraZeneca PLC (United Kingdom), ADR	144,624	11,021,795

Bristol-Myers Squibb Co.	126,249	7,526,966

Eli Lilly & Co.	19,373	17,835,365

Novo Nordisk A/S (Denmark), ADR	55,832	5,061,171

Phathom Pharmaceuticals, Inc.*(a)	196,387	1,084,056

Prestige Consumer Healthcare, Inc.*	31,439	2,664,455

Tarsus Pharmaceuticals, Inc.*	71,887	3,197,534

See Notes to Financial Statements.

PGIM Jennison Blend Fund 9

Schedule of Investments (unaudited) (continued)

as of February 28, 2025

Description	Shares	Value

COMMON STOCKS (Continued)

Pharmaceuticals (cont’d.)

UCB SA (Belgium)	11,362	$2,146,957

Verona Pharma PLC (United Kingdom), ADR*	39,213	2,730,401

		53,268,700

Professional Services 0.8%

ExlService Holdings, Inc.*	17,276	837,022

Huron Consulting Group, Inc.*	21,270	3,242,824

Innodata, Inc.*(a)	7,382	389,179

Korn Ferry	46,314	3,040,514

Planet Labs PBC*	136,122	628,884

Upwork, Inc.*	48,735	776,349

		8,914,772

Real Estate Management & Development 0.2%

Compass, Inc. (Class A Stock)*	74,108	666,231

Kennedy-Wilson Holdings, Inc.	97,619	947,880

		1,614,111

Residential REITs 1.0%

Camden Property Trust	40,629	5,040,434

Independence Realty Trust, Inc.	139,001	3,030,222

UMH Properties, Inc.	152,733	2,891,235

		10,961,891

Retail REITs 0.6%

Macerich Co. (The)	42,535	767,331

SITE Centers Corp.	117,296	1,643,317

Urban Edge Properties	182,136	3,752,002

		6,162,650

Semiconductors & Semiconductor Equipment 7.3%

Broadcom, Inc.	101,534	20,248,925

Credo Technology Group Holding Ltd.*	32,969	1,819,229

Impinj, Inc.*	17,089	1,651,823

MACOM Technology Solutions Holdings, Inc.*	22,182	2,565,570

NVIDIA Corp.	279,010	34,853,929

SiTime Corp.*	16,958	2,631,034

Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan), ADR	40,296	7,274,637

Texas Instruments, Inc.	14,605	2,862,434

See Notes to Financial Statements.

Description	Shares	Value

COMMON STOCKS (Continued)

Semiconductors & Semiconductor Equipment (cont’d.)

Tower Semiconductor Ltd. (Israel)*	89,234	$3,792,445

Universal Display Corp.	4,235	650,581

		78,350,607

Software 8.1%

ACI Worldwide, Inc.*	22,342	1,281,314

AvePoint, Inc.*	48,382	722,827

Cadence Design Systems, Inc.*	25,655	6,426,577

Commvault Systems, Inc.*	4,939	842,396

Crowdstrike Holdings, Inc. (Class A Stock)*	19,127	7,453,027

Datadog, Inc. (Class A Stock)*	24,594	2,866,431

Intapp, Inc.*	86,131	5,681,201

Microsoft Corp.	76,921	30,536,868

nCino, Inc.*(a)	27,764	869,291

Oracle Corp.	26,791	4,448,913

Q2 Holdings, Inc.*	61,198	5,346,869

Riskified Ltd. (Class A Stock)*	328,574	1,688,870

Salesforce, Inc.	22,498	6,701,029

ServiceNow, Inc.*	6,130	5,699,429

SimilarWeb Ltd. (Israel)*	78,266	746,657

Sprout Social, Inc. (Class A Stock)*	78,809	2,090,015

Varonis Systems, Inc.*	25,367	1,090,020

Vertex, Inc. (Class A Stock)*	45,248	1,461,058

Zeta Global Holdings Corp. (Class A Stock)*(a)	31,971	550,221

		86,503,013

Specialized REITs 0.3%

National Storage Affiliates Trust	41,208	1,591,453

Outfront Media, Inc.	68,625	1,276,425

		2,867,878

Specialty Retail 1.3%

Abercrombie & Fitch Co. (Class A Stock)*	7,530	775,515

Boot Barn Holdings, Inc.*	15,609	1,911,010

Five Below, Inc.*	9,380	815,028

Foot Locker, Inc.*	66,252	1,147,485

Industria de Diseno Textil SA (Spain)	31,214	1,677,351

Lowe’s Cos., Inc.	19,541	4,858,674

Warby Parker, Inc. (Class A Stock)*	98,644	2,439,466

		13,624,529

See Notes to Financial Statements.

PGIM Jennison Blend Fund 11

Schedule of Investments (unaudited) (continued)

as of February 28, 2025

Description	Shares	Value

COMMON STOCKS (Continued)

Technology Hardware, Storage & Peripherals 2.8%

Apple, Inc.	107,301	$25,949,674

Dell Technologies, Inc. (Class C Stock)	42,491	4,366,375

		30,316,049

Textiles, Apparel & Luxury Goods 0.4%

Capri Holdings Ltd.*	42,490	933,930

Kontoor Brands, Inc.	37,224	2,421,049

Wolverine World Wide, Inc.	68,987	1,020,318

		4,375,297

Trading Companies & Distributors 0.8%

Boise Cascade Co.	9,185	952,117

DXP Enterprises, Inc.*	7,413	670,654

Herc Holdings, Inc.	12,050	1,728,934

McGrath RentCorp	16,505	2,013,610

MRC Global, Inc.*	96,661	1,176,365

Rush Enterprises, Inc. (Class A Stock)	35,919	2,094,796

		8,636,476

Water Utilities 0.1%

California Water Service Group	34,086	1,549,209

TOTAL LONG-TERM INVESTMENTS
(cost $628,379,545)		1,053,300,217

SHORT-TERM INVESTMENTS 2.3%

AFFILIATED MUTUAL FUNDS
PGIM Core Government Money Market Fund (7-day effective yield 4.497%)(wb)	13,210,416	13,210,416
PGIM Institutional Money Market Fund (7-day effective yield 4.544%) (cost $11,161,256; includes $11,109,111 of cash collateral for securities on loan)(b)(wb)	11,168,327	11,160,509

TOTAL SHORT-TERM INVESTMENTS (cost $24,371,672)		24,370,925

TOTAL INVESTMENTS 101.0% (cost $652,751,217)		1,077,671,142

Liabilities in excess of other assets (1.0)%		(10,649,104)

NET ASSETS 100.0%		$1,067,022,038

See Notes to Financial Statements.

Below is a list of the abbreviation(s) used in the semiannual report:

ADR—American Depositary Receipt

REITs—Real Estate Investment Trust

SOFR—Secured Overnight Financing Rate

*	Non-income producing security.
(a)

All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $10,944,000; cash collateral of $11,109,111 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Fund may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.

(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(wb)	Represents an investment in a Fund affiliated with the Manager.

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of February 28, 2025 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Long-Term Investments
Common Stocks
Aerospace & Defense	$36,008,913	$4,244,748	$—
Automobile Components	3,798,309	—	—
Automobiles	15,165,935	—	—
Banks	84,646,617	—	—
Beverages	4,109,159	—	—
Biotechnology	45,283,820	—	—
Broadline Retail	36,751,495	—	—
Building Products	12,773,429	—	—
Capital Markets	29,946,524	—	—
Chemicals	13,015,329	—	—
Commercial Services & Supplies	12,816,225	—	—
Communications Equipment	9,139,269	—	—
Construction & Engineering	8,068,542	—	—
Consumer Finance	1,700,993	—	—
Consumer Staples Distribution & Retail	37,311,287	—	—
Diversified Consumer Services	2,994,051	—	—
Diversified REITs	1,620,226	—	—
Diversified Telecommunication Services	246,831	—	—

See Notes to Financial Statements.

PGIM Jennison Blend Fund 13

Schedule of Investments (unaudited) (continued)

as of February 28, 2025

	Level 1	Level 2	Level 3
Investments in Securities (continued)
Assets (continued)
Long-Term Investments (continued)
Common Stocks (continued)
Electric Utilities	$7,740,015	$—	$—
Electrical Equipment	3,354,098	—	—
Electronic Equipment, Instruments & Components	8,136,418	—	—
Energy Equipment & Services	8,117,145	—	—
Entertainment	34,846,887	—	—
Financial Services	25,344,145	—	—
Food Products	5,302,370	—	—
Gas Utilities	4,620,228	—	—
Ground Transportation	11,975,589	—	—
Health Care Equipment & Supplies	13,557,730	—	—
Health Care Providers & Services	12,430,411	—	—
Health Care Technology	850,066	—	—
Hotel & Resort REITs	1,634,988	—	—
Hotels, Restaurants & Leisure	21,086,017	—	—
Household Durables	9,762,956	—	—
Industrial Conglomerates	6,476,105	—	—
Industrial REITs	4,233,348	—	—
Insurance	31,462,362	—	—
Interactive Media & Services	52,879,686	—	—
IT Services	8,903,619	—	—
Life Sciences Tools & Services	921,444	—	—
Machinery	22,614,115	—	—
Marine Transportation	4,451,636	—	—
Media	5,794,132	—	—
Metals & Mining	6,379,822	—	—
Mortgage Real Estate Investment Trusts (REITs)	6,883,891	—	—
Multi-Utilities	14,199,064	—	—
Office REITs	4,303,352	—	—
Oil, Gas & Consumable Fuels	34,292,216	—	—
Passenger Airlines	7,380,982	—	—
Personal Care Products	6,578,496	—	—
Pharmaceuticals	51,121,743	2,146,957	—
Professional Services	8,914,772	—	—
Real Estate Management & Development	1,614,111	—	—
Residential REITs	10,961,891	—	—
Retail REITs	6,162,650	—	—
Semiconductors & Semiconductor Equipment	78,350,607	—	—
Software	86,503,013	—	—
Specialized REITs	2,867,878	—	—
Specialty Retail	11,947,178	1,677,351	—
Technology Hardware, Storage & Peripherals	30,316,049	—	—
Textiles, Apparel & Luxury Goods	4,375,297	—	—
Trading Companies & Distributors	8,636,476	—	—
Water Utilities	1,549,209	—	—

See Notes to Financial Statements.

	Level 1	Level 2	Level 3
Investments in Securities (continued)
Assets (continued)
Short-Term Investments
Affiliated Mutual Funds	$24,370,925	$—	$—

Total	$1,069,602,086	$8,069,056	$—

Industry Classification:

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of February 28, 2025 were as follows:

Software	8.1%
Banks	7.9
Semiconductors & Semiconductor Equipment	7.3
Pharmaceuticals	5.0
Interactive Media & Services	5.0
Biotechnology	4.2
Aerospace & Defense	3.8
Consumer Staples Distribution & Retail	3.5
Broadline Retail	3.4
Entertainment	3.3
Oil, Gas & Consumable Fuels	3.2
Insurance	2.9
Technology Hardware, Storage & Peripherals	2.8
Capital Markets	2.8
Financial Services	2.4
Affiliated Mutual Funds (1.0% represents investments purchased with collateral from securities on loan)	2.3
Machinery	2.1
Hotels, Restaurants & Leisure	2.0
Automobiles	1.4
Multi-Utilities	1.3
Specialty Retail	1.3
Health Care Equipment & Supplies	1.3
Chemicals	1.2
Commercial Services & Supplies	1.2
Building Products	1.2
Health Care Providers & Services	1.2
Ground Transportation	1.1
Residential REITs	1.0
Household Durables	0.9
Communications Equipment	0.9
Professional Services	0.8
IT Services	0.8
Trading Companies & Distributors	0.8

Electronic Equipment, Instruments & Components	0.8%
Energy Equipment & Services	0.8
Construction & Engineering	0.8
Electric Utilities	0.7
Passenger Airlines	0.7
Mortgage Real Estate Investment Trusts (REITs)	0.6
Personal Care Products	0.6
Industrial Conglomerates	0.6
Metals & Mining	0.6
Retail REITs	0.6
Media	0.5
Food Products	0.5
Gas Utilities	0.4
Marine Transportation	0.4
Textiles, Apparel & Luxury Goods	0.4
Office REITs	0.4
Industrial REITs	0.4
Beverages	0.4
Automobile Components	0.4
Electrical Equipment	0.3
Diversified Consumer Services	0.3
Specialized REITs	0.3
Consumer Finance	0.2
Hotel & Resort REITs	0.2
Diversified REITs	0.2
Real Estate Management & Development	0.2
Water Utilities	0.1
Life Sciences Tools & Services	0.1
Health Care Technology	0.1

See Notes to Financial Statements.

PGIM Jennison Blend Fund 15

Schedule of Investments (unaudited) (continued)

as of February 28, 2025

Industry Classification (continued):

Diversified Telecommunication Services	0.0 *%

101.0
Liabilities in excess of other assets	(1.0)

100.0%

*	Less than 0.05%

Financial Instruments/Transactions—Summary of Offsetting and Netting Arrangements:

The Fund entered into financial instruments/transactions during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for financial instruments/transactions where the legal right to set-off exists is presented in the summary below.

Offsetting of financial instrument/transaction assets and liabilities:

Description	Gross Market Value of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(1)	Net Amount
Securities on Loan	$10,944,000	$(10,944,000)	$—

(1)	Collateral amount disclosed by the Fund is limited to the market value of financial instruments/transactions.

See Notes to Financial Statements.

Statement of Assets and Liabilities (unaudited)

as of February 28, 2025

Assets
Investments at value, including securities on loan of $10,944,000:
Unaffiliated investments (cost $628,379,545)	$1,053,300,217
Affiliated investments (cost $24,371,672)	24,370,925
Receivable for investments sold	3,318,733
Dividends receivable	1,027,465
Receivable for Fund shares sold	326,769
Tax reclaim receivable	75,940
Prepaid expenses	5,267

Total Assets	1,082,425,316

Liabilities
Payable to broker for collateral for securities on loan	11,109,111
Payable for investments purchased	2,562,644
Payable for Fund shares purchased	768,820
Management fee payable	409,292
Distribution fee payable	248,804
Accrued expenses and other liabilities	163,058
Affiliated transfer agent fee payable	140,326
Directors’ fees payable	1,223

Total Liabilities	15,403,278

Net Assets	$1,067,022,038

Net assets were comprised of:
Common stock, at par	$444,316
Paid-in capital in excess of par	603,331,443
Total distributable earnings (loss)	463,246,279

Net assets, February 28, 2025	$1,067,022,038

See Notes to Financial Statements.

PGIM Jennison Blend Fund 17

Statement of Assets and Liabilities (unaudited)

as of February 28, 2025

Class A

Net asset value and redemption price per share,
($1,013,331,048 ÷ 42,094,340 shares of common stock issued and outstanding)	$24.07
Maximum sales charge (5.50% of offering price)	1.40

Maximum offering price to public	$25.47

Class C

Net asset value, offering price and redemption price per share,
($9,089,123 ÷ 495,904 shares of common stock issued and outstanding)	$18.33

Class Z

Net asset value, offering price and redemption price per share,
($43,615,867 ÷ 1,800,619 shares of common stock issued and outstanding)	$24.22

Class R6

Net asset value, offering price and redemption price per share,
($986,000 ÷ 40,697 shares of common stock issued and outstanding)	$24.23

See Notes to Financial Statements.

Statement of Operations (unaudited)

Six Months Ended February 28, 2025

Net Investment Income (Loss)

Income

Unaffiliated dividend income (net of $5,241 foreign withholding tax)	$6,149,256

Affiliated dividend income	411,544

Income from securities lending, net (including affiliated income of $17,491)	17,514

Total income	6,578,314

Expenses

Management fee	2,648,526

Distribution fee(a)	1,605,774

Transfer agent’s fees and expenses (including affiliated expense of $277,244)(a)	501,700

Custodian and accounting fees	49,423

Shareholders’ reports	30,437

Registration fees(a)	28,764

Professional fees	18,248

Audit fee	13,141

Directors’ fees	11,037

Miscellaneous	16,960

Total expenses	4,924,010
Less: Fee waiver and/or expense reimbursement(a)	(5,546)

Net expenses	4,918,464

Net investment income (loss)	1,659,850

Realized And Unrealized Gain (Loss) On Investment And Foreign Currency Transactions

Net realized gain (loss) on:
Investment transactions (including affiliated of $(3,550))	66,533,048
Foreign currency transactions	2,174

66,535,222

Net change in unrealized appreciation (depreciation) on:
Investments (including affiliated of $(747))	(29,715,128)
Foreign currencies	(982)

(29,716,110)

Net gain (loss) on investment and foreign currency transactions	36,819,112

Net Increase (Decrease) In Net Assets Resulting From Operations	$38,478,962

(a)  Class specific expenses and waivers were as follows:

	Class A	Class C	Class Z	Class R6
Distribution fee	1,558,582	47,192	—	—
Transfer agent’s fees and expenses	474,801	5,828	20,926	145
Registration fees	10,414	6,447	5,951	5,952
Fee waiver and/or expense reimbursement	—	—	—	(5,546)

See Notes to Financial Statements.

PGIM Jennison Blend Fund 19

Statements of Changes in Net Assets (unaudited)

	Six Months Ended February 28, 2025	Year Ended August 31, 2024

Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$1,659,850	$4,545,429
Net realized gain (loss) on investment and foreign currency transactions	66,535,222	103,889,298
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	(29,716,110)	132,005,972

Net increase (decrease) in net assets resulting from operations	38,478,962	240,440,699

Dividends and Distributions
Distributions from distributable earnings
Class A	(125,490,024)	(27,902,209)
Class C	(1,444,058)	(196,286)
Class Z	(5,496,695)	(1,298,186)
Class R6	(114,949)	(16,693)

	(132,545,726)	(29,413,374)

Fund share transactions (Net of share conversions)
Net proceeds from shares sold	8,872,673	16,617,483
Net asset value of shares issued in reinvestment of dividends and distributions	130,237,892	28,974,699
Cost of shares purchased	(72,825,521)	(109,199,714)

Net increase (decrease) in net assets from Fund share transactions	66,285,044	(63,607,532)

Total increase (decrease)	(27,781,720)	147,419,793

Net Assets:

Beginning of period	1,094,803,758	947,383,965

End of period	$1,067,022,038	$1,094,803,758

See Notes to Financial Statements.

Financial Highlights (unaudited)

Class A Shares
	Six Months Ended February 28, 2025	Year Ended August 31,
		2024	2023	2022	2021		2020

Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$26.27	$21.38	$19.07	$28.66	$22.84		$19.81
Income (loss) from investment operations:
Net investment income (loss)	0.04	0.10	0.10	0.06	(-	)(b)(c)	0.07
Net realized and unrealized gain (loss) on investment and foreign currency transactions	1.03	5.47	2.56	(4.98)	7.70		4.36
Total from investment operations	1.07	5.57	2.66	(4.92)	7.70		4.43
Less Dividends and Distributions:
Dividends from net investment income	(0.13)	(0.11)	(0.06)	-	(0.08)		(0.10)
Distributions from net realized gains	(3.14)	(0.57)	(0.29)	(4.67)	(1.80)		(1.30)
Total dividends and distributions	(3.27)	(0.68)	(0.35)	(4.67)	(1.88)		(1.40)
Net asset value, end of period	$24.07	$26.27	$21.38	$19.07	$28.66		$22.84
Total Return(d):	3.45%	26.79%	14.23%	(20.65)%	35.59%		23.38%

Ratios/Supplemental Data:
Net assets, end of period (in millions)	$1,013	$1,038	$903	$872	$1,205		$966
Average net assets (in millions)	$1,048	$950	$855	$1,049	$1,082		$860
Ratios to average net assets(e):
Expenses after waivers and/or expense reimbursement	0.90%(f)	0.93%	0.97%	0.94%	0.92%		0.96%
Expenses before waivers and/or expense reimbursement	0.90%(f)	0.93%	0.97%	0.94%	0.92%		0.96%
Net investment income (loss)	0.30%(f)	0.45%	0.51%	0.25%	(-	)%(c)	0.37%
Portfolio turnover rate(g)	31%	47%	46%	42%	70%		66%

(a)	Calculated based on average shares outstanding during the period.
(b)	The per share amount of net investment income (loss) does not directly correlate to the amounts reported in the Statement of Operations due to class specific expenses.
(c)	Amount rounds to zero.
(d)

Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(e)	Does not include expenses of the underlying funds in which the Fund invests.
(f)	Annualized.
(g)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Jennison Blend Fund 21

Financial Highlights (unaudited) (continued)

Class C Shares
	Six Months Ended February 28, 2025		Year Ended August 31,
			2024		2023		2022		2021		2020

Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$20.69		$17.03		$15.36		$24.19		$19.67		$17.32
Income (loss) from investment operations:
Net investment income (loss)	(0.06	)(b)	(0.10	)(b)	(0.08	)(b)	(0.15	)(b)	(0.22	)(b)	(0.11)
Net realized and unrealized gain (loss) on investment and foreign currency transactions	0.84		4.33		2.04		(4.01)		6.54		3.76
Total from investment operations	0.78		4.23		1.96		(4.16)		6.32		3.65
Less Dividends and Distributions:
Distributions from net realized gains	(3.14)		(0.57)		(0.29)		(4.67)		(1.80)		(1.30)
Net asset value, end of period	$18.33		$20.69		$17.03		$15.36		$24.19		$19.67
Total Return(c):	3.01%		25.62%		13.04%		(21.43)%		34.16%		22.08%

Ratios/Supplemental Data:
Net assets, end of period (in millions)	$9		$9		$6		$6		$6		$6
Average net assets (in millions)	$10		$7		$5		$6		$6		$6
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	1.77	%(e)	1.89%		1.98%		1.97%		1.95%		2.01%
Expenses before waivers and/or expense reimbursement	1.77	%(e)	1.89%		1.98%		1.97%		1.95%		2.01%
Net investment income (loss)	(0.57	)%(e)	(0.52)%		(0.50)%		(0.78)%		(1.03)%		(0.67)%
Portfolio turnover rate(f)	31%		47%		46%		42%		70%		66%

(a)	Calculated based on average shares outstanding during the period.
(b)	The per share amount of net investment income (loss) does not directly correlate to the amounts reported in the Statement of Operations due to class specific expenses.
(c)

Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(d)	Does not include expenses of the underlying funds in which the Fund invests.
(e)	Annualized.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

Class Z Shares
	Six Months Ended February 28, 2025		Year Ended August 31,
			2024	2023	2022	2021	2020

Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$26.47		$21.53	$19.21	$28.77	$22.91	$19.87
Income (loss) from investment operations:
Net investment income (loss)	0.07		0.17	0.16	0.13	0.07	0.13
Net realized and unrealized gain (loss) on investment and foreign currency transactions	1.04		5.51	2.58	(5.01)	7.72	4.37
Total from investment operations	1.11		5.68	2.74	(4.88)	7.79	4.50
Less Dividends and Distributions:
Dividends from net investment income	(0.22)		(0.17)	(0.13)	(0.01)	(0.13)	(0.16)
Distributions from net realized gains	(3.14)		(0.57)	(0.29)	(4.67)	(1.80)	(1.30)
Total dividends and distributions	(3.36)		(0.74)	(0.42)	(4.68)	(1.93)	(1.46)
Net asset value, end of period	$24.22		$26.47	$21.53	$19.21	$28.77	$22.91
Total Return(b):	3.56%		27.19%	14.59%	(20.41)%	35.96%	23.68%

Ratios/Supplemental Data:
Net assets, end of period (in millions)	$44		$47	$38	$36	$48	$35
Average net assets (in millions)	$45		$41	$35	$43	$41	$31
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	0.63	%(d)	0.64%	0.66%	0.64%	0.63%	0.68%
Expenses before waivers and/or expense reimbursement	0.63	%(d)	0.64%	0.66%	0.64%	0.63%	0.68%
Net investment income (loss)	0.57	%(d)	0.73%	0.81%	0.55%	0.28%	0.65%
Portfolio turnover rate(e)	31%		47%	46%	42%	70%	66%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(c)	Does not include expenses of the underlying funds in which the Fund invests.
(d)	Annualized.
(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Jennison Blend Fund 23

Financial Highlights (unaudited) (continued)

Class R6 Shares
	Six Months Ended February 28, 2025		Year Ended August 31,
			2024	2023	2022	2021	2020

Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$26.47		$21.53	$19.21	$28.77	$22.91	$19.87
Income (loss) from investment operations:
Net investment income (loss)	0.07		0.17	0.17	0.13	0.05	0.13
Net realized and unrealized gain (loss) on investment and foreign currency transactions	1.05		5.51	2.57	(5.01)	7.74	4.37
Total from investment operations	1.12		5.68	2.74	(4.88)	7.79	4.50
Less Dividends and Distributions:
Dividends from net investment income	(0.22)		(0.17)	(0.13)	(0.01)	(0.13)	(0.16)
Distributions from net realized gains	(3.14)		(0.57)	(0.29)	(4.67)	(1.80)	(1.30)
Total dividends and distributions	(3.36)		(0.74)	(0.42)	(4.68)	(1.93)	(1.46)
Net asset value, end of period	$24.23		$26.47	$21.53	$19.21	$28.77	$22.91
Total Return(b):	3.61%		27.19%	14.59%	(20.41)%	35.96%	23.69%

Ratios/Supplemental Data:
Net assets, end of period (in thousands)	$986		$723	$352	$1,215	$1,202	$14
Average net assets (in thousands)	$932		$492	$520	$1,212	$324	$12
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	0.63	%(d)	0.64%	0.66%	0.64%	0.63%	0.68%
Expenses before waivers and/or expense reimbursement	1.83	%(d)	2.99%	2.09%	1.49%	5.61%	130.02%
Net investment income (loss)	0.57	%(d)	0.73%	0.87%	0.56%	0.17%	0.65%
Portfolio turnover rate(e)	31%		47%	46%	42%	70%	66%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(c)	Does not include expenses of the underlying funds in which the Fund invests.
(d)	Annualized.
(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

Notes to Financial Statements (unaudited)

1.	Organization

Prudential Jennison Blend Fund, Inc. (the “Registered Investment Company” or “RIC”) is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company. The RIC is organized as a Maryland Corporation and PGIM Jennison Blend Fund (the “Fund”) is the sole series of the RIC. The Fund is classified as a diversified fund for purposes of the 1940 Act.

The investment objective of the Fund is long-term capital growth.

2.	Accounting Policies

The Fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification (“ASC”) Topic 946 Financial Services — Investment Companies. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies conform to U.S. generally accepted accounting principles (“GAAP”). The Fund consistently follows such policies in the preparation of its financial statements.

During the reporting period, the Fund adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of ASU 2023-07 exclusively impacted financial statement disclosures only and did not affect the Fund’s financial position or performance. The intent of ASU 2023-07 is, through improved segment disclosures, to enable investors to better understand an entity’s overall performance. PGIM Investments LLC (“PGIM Investments” or the “Manager”) acts as the Fund’s chief operating decision maker (“CODM”). The CODM has determined that the Fund has a single operating segment as the CODM monitors the operating results of the Fund as a whole and the Fund’s long-term strategic asset allocation is pre-determined in accordance with the terms of its respective prospectus, based on a defined investment strategy which is executed by the Fund’s subadviser.

The CODM allocates resources and assesses performance based on the operating results of the Fund, which is consistent with the results presented in the Fund’s Schedule of Investments, Statement of Changes in Net Assets and Financial Highlights.

Securities Valuation: The Fund holds securities and other assets and liabilities that are fair valued as of the close of each day (generally, 4:00 PM Eastern time) the New York Stock Exchange (“NYSE”) is open for trading. As described in further detail below, the Fund’s investments are valued daily based on a number of factors, including the type of investment and whether market quotations are readily available. The RIC’s Board of Directors (the

PGIM Jennison Blend Fund 25

Notes to Financial Statements (unaudited) (continued)

“Board”) has approved the Fund’s valuation policies and procedures for security valuation and designated PGIM Investments as the “Valuation Designee,” as defined by Rule 2a-5(b) under the 1940 Act, to perform the fair value determination relating to all Fund investments. Pursuant to the Board’s oversight, the Valuation Designee has established a Valuation Committee to perform the duties and responsibilities of the Valuation Designee under Rule 2a-5. The valuation procedures permit the Fund to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. Fair value is the estimated price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date.

For the fiscal reporting period-end, securities and other assets and liabilities were fair valued at the close of the last U.S. business day. Trading in certain foreign securities may occur when the NYSE is closed (including weekends and holidays). Because such foreign securities trade in markets that are open on weekends and U.S. holidays, the values of some of the Fund’s foreign investments may change on days when investors cannot purchase or redeem Fund shares.

Various inputs determine how the Fund’s investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the Schedule of Investments and referred to herein as the “fair value hierarchy” in accordance with FASB ASC Topic 820 Fair Value Measurement.

Common or preferred stocks, exchange-traded funds (“ETFs”) and derivative instruments, if applicable, that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange where the security principally trades. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 in the fair value hierarchy. In the event that no sale or official closing price on a valuation date exists, these securities are generally valued at the mean between the last reported bid and ask prices, or at the last bid price in the absence of an ask price. These securities are classified as Level 2 in the fair value hierarchy.

Foreign equities traded on foreign securities exchanges are generally valued using pricing vendor services that provide model prices derived using adjustment factors based on information such as local closing price, relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable. Securities valued using such model prices are classified as Level 2 in the fair value hierarchy. The models generate an evaluated adjustment factor for each security, which is applied to the local closing price to adjust it for post closing market movements up to the time the Fund is valued. Utilizing that evaluated adjustment factor, the vendor provides an evaluated price for each security. If the vendor does not provide an evaluated price, securities are valued in accordance with exchange-traded common and preferred stock valuation policies discussed above.

Investments in open-end funds (other than ETFs) are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Securities and other assets that cannot be priced according to the methods described above are valued based on policies and procedures approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy. Altering one or more unobservable inputs may result in a significant change to a Level 3 security’s fair value measurement.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; and any available analyst media or other reports or information deemed reliable by the Valuation Designee regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other unaffiliated mutual funds to calculate their net asset values.

Foreign Currency Translation: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

(i) market value of investment securities, other assets and liabilities — at the exchange rate as of the valuation date;

(ii) purchases and sales of investment securities, income and expenses — at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period, the Fund does not generally isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities held at the end of the period. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities sold during the period. Accordingly, holding period unrealized and realized foreign currency gains (losses) are included in the reported net change in unrealized appreciation (depreciation) on investments and net realized gains (losses) on investment transactions on the Statements of Operations.

PGIM Jennison Blend Fund 27

Notes to Financial Statements (unaudited) (continued)

Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from the disposition of holdings of foreign currencies, currency gains (losses) realized between the trade and settlement dates on investment transactions, and the difference between the amounts of interest, dividends and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains (losses) arise from valuing foreign currency denominated assets and liabilities (other than investments) at period end exchange rates.

Master Netting Arrangements: The RIC, on behalf of the Fund, is subject to various Master Agreements, or netting arrangements, with select counterparties. These are agreements which a subadviser may have negotiated and entered into on behalf of all or a portion of the Fund. A master netting arrangement between the Fund and the counterparty permits the Fund to offset amounts payable by the Fund to the same counterparty against amounts to be received and by the receipt of collateral from the counterparty by the Fund to cover the Fund’s exposure to the counterparty. However, there is no assurance that such mitigating factors are easily enforceable. In addition to master netting arrangements, the right to set-off exists when all the conditions are met such that each of the parties owes the other determinable amounts, the reporting party has the right to set-off the amount owed with the amount owed by the other party, the reporting party intends to set-off and the right of set-off is enforceable by law.

Securities Lending: The Fund lends its portfolio securities to banks and broker-dealers. The loans are secured by collateral at least equal to the market value of the securities loaned. Collateral pledged by each borrower is invested in an affiliated money market fund and is marked to market daily, based on the previous day’s market value, such that the value of the collateral exceeds the value of the loaned securities. In the event of significant appreciation in value of the securities on loan on the last business day of the reporting period, the financial statements may reflect a collateral value that is less than the market value of the loaned securities. Such shortfall is remedied as described above. Loans are subject to termination at the option of the borrower or the Fund. Upon termination of the loan, the borrower will return to the Fund securities identical to the loaned securities. The remaining open loans of the securities lending transactions are considered overnight and continuous. Should the borrower of the securities fail financially, the Fund has the right to repurchase the securities in the open market using the collateral.

The Fund recognizes income, net of any rebate and securities lending agent fees, for lending its securities in the form of fees or interest on the investment of any cash received as collateral. The borrower receives all interest and dividends from the securities loaned and such payments are passed back to the lender in amounts equivalent thereto, which are reflected in interest income or unaffiliated dividend income based on the nature of the payment on the Statement of Operations. The Fund also continues to recognize any unrealized gain (loss) in the market price of the securities loaned and on the change in the value of the collateral invested that may occur during the term of the loan. In addition, realized gain (loss) is recognized on changes in the value of the collateral invested upon liquidation of the collateral. Net earnings from securities lending are disclosed in the Statement of Operations.

Equity and Mortgage Real Estate Investment Trusts (collectively “REITs”): The Fund invested in REITs, which report information on the source of their distributions annually. Based on current and historical information, a portion of distributions received from REITs during the period is estimated to be dividend income, capital gain or return of capital and recorded accordingly. When material, these estimates are adjusted periodically when the actual source of distributions is disclosed by the REITs.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains (losses) from investment and currency transactions are calculated on the specific identification method. Dividend income is recorded on the ex-date, or for certain foreign securities, when the Fund becomes aware of such dividends. Expenses are recorded on an accrual basis, which may require the use of certain estimates by management that may differ from actual expense amounts. Net investment income or loss (other than class specific expenses and waivers, which are allocated as noted below) and unrealized and realized gains (losses) are allocated daily to each class of shares based upon the relative proportion of adjusted net assets of each class at the beginning of the day. Class specific expenses and waivers, where applicable, are charged to the respective share classes. Such class specific expenses and waivers include distribution fees and distribution fee waivers, shareholder servicing fees, transfer agent’s fees and expenses, registration fees and fee waivers and/or expense reimbursements, as applicable.

Taxes: It is the Fund’s policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net investment income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required. Withholding taxes on foreign dividends, interest and capital gains, if any, are recorded, net of reclaimable amounts, at the time the related income is earned.

Dividends and Distributions: Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from GAAP, are recorded on the ex-date. Permanent book/tax differences relating to income and gain (loss) are reclassified between total distributable earnings (loss) and paid-in capital in excess of par, as appropriate. The chart below sets forth the expected frequency of dividend and capital gains distributions to shareholders. Various factors may impact the frequency of dividend distributions to shareholders, including but not limited to adverse market conditions or portfolio holding-specific events.

Expected Distribution Schedule to Shareholders*	Frequency

Net Investment Income	Annually

PGIM Jennison Blend Fund 29

Notes to Financial Statements (unaudited) (continued)

Expected Distribution Schedule to Shareholders*	Frequency

Short-Term Capital Gains	Annually

Long-Term Capital Gains	Annually

*	Under certain circumstances, the Fund may make more than one distribution of short-term and/or long-term capital gains during a fiscal year.

Estimates: The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

3.	Agreements

The RIC, on behalf of the Fund, has entered into a management agreement with the Manager pursuant to which it has responsibility for all investment advisory services, including supervision of the subadviser’s performance of such services, and for rendering administrative services.

The Manager has entered into a subadvisory agreement with Jennison Associates LLC (“Jennison” or the “subadviser”). The Manager pays for the services of Jennison.

Fees payable under the management agreement are computed daily and paid monthly. For the reporting period ended February 28, 2025, the contractual and effective management fee rates were as follows:

Contractual Management Rate	Effective Management Fee, before any waivers and/or expense reimbursements
0.50% of average daily net assets to $500 million;	0.48%
0.475% of average daily net assets over $500 million to $1 billion;
0.45% of average daily net assets in excess of $1 billion

The Manager has contractually agreed, through December 31, 2025, to limit total annual operating expenses after fee waivers and/or expense reimbursements. This contractual waiver excludes interest, brokerage, taxes (such as income and foreign withholding taxes, stamp duty and deferred tax expenses), acquired fund fees and expenses, extraordinary expenses, and certain other Fund expenses such as dividend and interest expense and broker charges on short sales.

Where applicable, the Manager agrees to waive management fees or shared operating expenses on any share class to the same extent that it waives such expenses on any other share class. In addition, total annual operating expenses for Class R6 shares will not exceed total annual operating expenses for Class Z shares. Fees and/or expenses waived and/or reimbursed by the Manager for the purpose of preventing the expenses from exceeding a certain expense ratio limit may be recouped by the Manager within the same fiscal year during which such waiver and/or reimbursement is made if such recoupment can be realized without exceeding the expense limit in effect at the time of the waiver/reimbursement and/or recoupment for that fiscal year, as applicable. The expense limitations attributable to each class are as follows:

Class	Expense Limitations
A	—%
C	—
Z	—
R6	0.68

The RIC, on behalf of the Fund, has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”), which acts as the distributor of the Class A, Class C, Class Z and Class R6 shares of the Fund. The Fund compensates PIMS for distributing and servicing the Fund’s Class A and Class C shares, pursuant to the plans of distribution (the “Distribution Plans”), regardless of expenses actually incurred by PIMS.

Pursuant to the Distribution Plans, the Fund compensates PIMS for distribution related activities at an annual rate based on average daily net assets per class. The distribution fees are accrued daily and payable monthly.

The Fund’s annual gross and net distribution rates, where applicable, are as follows:

Class	Gross Distribution Fee	Net Distribution Fee

A	0.30%	0.30%

C	1.00	1.00

Z	N/A	N/A

R6	N/A	N/A

For the reporting period ended February 28, 2025, PIMS received front-end sales charges (“FESL”) resulting from sales of certain class shares and contingent deferred sales charges (“CDSC”) imposed upon redemptions by certain shareholders. From these fees, PIMS paid such sales charges to broker-dealers, who in turn paid commissions to salespersons and incurred other distribution costs. The sales charges are as follows where applicable:

Class	FESL	CDSC
A	$117,005	$—
C	—	722

The RIC, on behalf of the Fund, has entered into brokerage commission recapture agreements with certain registered broker-dealers. Under the brokerage commission recapture program, a portion of the commission is returned to the Fund on whose behalf the trades were made. Commission recapture is paid solely to the Fund generating the applicable trades. Such amounts are included within realized gain (loss) on investment

PGIM Jennison Blend Fund 31

Notes to Financial Statements (unaudited) (continued)

transactions presented in the Statement of Operations. For the reporting period ended February 28, 2025, brokerage commissions recaptured under these agreements was $6,479.

PGIM Investments, PIMS and Jennison are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

4.	Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PGIM Investments and an indirect, wholly-owned subsidiary of Prudential, serves as the Fund’s transfer agent and shareholder servicing agent. Transfer agent’s fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

The Fund may invest its overnight sweep cash in the PGIM Core Government Money Market Fund, a series of the Prudential Government Money Market Fund, Inc., registered under the 1940 Act and managed by PGIM Investments. The Fund may invest its securities lending cash collateral in the PGIM Institutional Money Market Fund (the “Money Market Fund”), a series of Prudential Investment Portfolios 2, registered under the 1940 Act and managed by PGIM Investments. PGIM Investments and/or its affiliates are paid fees or reimbursed for providing their services to the PGIM Core Government Money Market Fund and the Money Market Fund. In addition to the realized and unrealized gains on investments in the PGIM Core Government Money Market Fund and Money Market Fund, earnings from such investments are disclosed on the Statement of Operations as “Affiliated dividend income” and “Income from securities lending, net”, respectively.

The Fund may enter into certain securities purchase or sale transactions under Board approved Rule 17a-7 procedures. Rule 17a-7 is an exemptive rule under the 1940 Act that, subject to certain conditions, permits purchase and sale transactions among affiliated investment companies, or between an investment company and a person that is affiliated solely by reason of having a common (or affiliated) investment adviser, common directors/trustees, and/or common officers. For the reporting period ended February 28, 2025, no Rule 17a-7 transactions were entered into by the Fund.

5.	Portfolio Securities

The aggregate cost of purchases and proceeds from sales of portfolio securities (excluding short-term investments and U.S. Government securities) for the reporting period ended February 28, 2025, were as follows:

Cost of Purchases	Proceeds from Sales

$329,521,843	$393,890,973

A summary of the cost of purchases and proceeds from sales of shares of affiliated mutual funds for the reporting period ended February 28, 2025, is presented as follows:

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income

Short-Term Investments - Affiliated Mutual Funds:

PGIM Core Government Money Market Fund (7-day effective yield 4.497%)(1)(wb)

$13,690,077	$ 84,558,181	$ 85,037,842	$ —	$ —	$13,210,416	13,210,416	$411,544

PGIM Institutional Money Market Fund (7-day effective yield 4.544%)(1)(b)(wb)

—	105,681,705	94,516,899	(747)	(3,550)	11,160,509	11,168,327	17,491	(2)

$13,690,077	$190,239,886	$179,554,741	$(747)	$(3,550)	$24,370,925		$429,035

(1)	The Fund did not have any capital gain distributions during the reporting period.
(2)	The amount, or a portion thereof, represents the affiliated securities lending income shown on the Statement of Operations.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(wb)	Represents an investment in a Fund affiliated with the Manager.

6.	Tax Information

The United States federal income tax basis of the Fund’s investments and the net unrealized appreciation as of February 28, 2025 were as follows:

Tax Basis	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation

$658,141,836	$452,482,121	$(32,952,815)	$419,529,306

The GAAP basis may differ from tax basis due to certain tax-related adjustments.

The Manager has analyzed the Fund’s tax positions taken on federal, state and local income tax returns for all open tax years and has concluded that no provision for income tax is required in the Fund’s financial statements for the current reporting period. Since tax authorities can examine previously filed tax returns, the Fund’s U.S. federal and state tax returns for each of the four fiscal years up to the most recent fiscal year ended August 31, 2024 are subject to such review.

PGIM Jennison Blend Fund 33

Notes to Financial Statements (unaudited) (continued)

7.	Capital and Ownership

The Fund offers Class A, Class C, Class Z and Class R6 shares. Class A shares are sold with a maximum front-end sales charge of 5.50%. Investors who purchase $1 million or more of Class A shares and sell these shares within 12 months of purchase are subject to a CDSC of 1%, although they are not subject to an initial sales charge. The Class A CDSC is waived for certain retirement and/or benefit plans. A special exchange privilege is also available for shareholders who qualified to purchase Class A shares at net asset value. Class C shares are sold with a CDSC of 1% on sales made within 12 months of purchase. Class C shares will automatically convert to Class A shares on a monthly basis approximately eight years (ten years prior to January 22, 2021) after purchase. Class Z and Class R6 shares are not subject to any sales or redemption charges and are available exclusively for sale to a limited group of investors.

Under certain circumstances, an exchange may be made from specified share classes of the Fund to one or more other share classes of the Fund as presented in the table of transactions in shares of common stock, below.

The RIC is authorized to issue 1,000,000,000 shares of common stock, $0.01 par value per share, designated as shares of the Fund. The authorized shares of the Fund are currently classified and designated as follows:

Class	Number of Shares

A	200,000,000

B	5,000,000

C	25,000,000

Z	340,000,000

T	100,000,000

R6	330,000,000

The Fund currently does not have any Class B or Class T shares outstanding.

As of February 28, 2025, Prudential, through its affiliated entities, including affiliated funds (if applicable), owned shares of the Fund as follows:

Class	Number of Shares	Percentage of Outstanding Shares

R6	935	2.3%

At the reporting period end, the number of shareholders holding greater than 5% of the Fund are as follows:

	Number of Shareholders	Percentage of Outstanding Shares

Affiliated	—	—%

Unaffiliated	2	28.3

Transactions in shares of common stock were as follows:

Share Class	Shares	Amount

Class A
Six months ended February 28, 2025:
Shares sold	261,532	$6,750,053
Shares issued in reinvestment of dividends and distributions	4,868,627	123,273,643
Shares purchased	(2,463,347)	(63,472,717)
Net increase (decrease) in shares outstanding before conversion	2,666,812	66,550,979
Shares issued upon conversion from other share class(es)	31,052	782,752
Shares purchased upon conversion into other share class(es)	(119,139)	(3,131,367)
Net increase (decrease) in shares outstanding	2,578,725	$64,202,364

Year ended August 31, 2024:
Shares sold	518,102	$11,887,871
Shares issued in reinvestment of dividends and distributions	1,296,099	27,477,290
Shares purchased	(4,357,612)	(100,425,043)
Net increase (decrease) in shares outstanding before conversion	(2,543,411)	(61,059,882)
Shares issued upon conversion from other share class(es)	27,653	640,075
Shares purchased upon conversion into other share class(es)	(217,126)	(5,231,325)
Net increase (decrease) in shares outstanding	(2,732,884)	$(65,651,132)

Class C
Six months ended February 28, 2025:
Shares sold	45,652	$925,163
Shares issued in reinvestment of dividends and distributions	74,666	1,441,804
Shares purchased	(27,334)	(537,417)
Net increase (decrease) in shares outstanding before conversion	92,984	1,829,550
Shares purchased upon conversion into other share class(es)	(37,042)	(712,523)
Net increase (decrease) in shares outstanding	55,942	$1,117,027

Year ended August 31, 2024:
Shares sold	185,451	$3,431,333
Shares issued in reinvestment of dividends and distributions	11,674	196,233
Shares purchased	(60,563)	(1,095,263)
Net increase (decrease) in shares outstanding before conversion	136,562	2,532,303
Shares purchased upon conversion into other share class(es)	(28,652)	(510,563)
Net increase (decrease) in shares outstanding	107,910	$2,021,740

PGIM Jennison Blend Fund 35

Notes to Financial Statements (unaudited) (continued)

Share Class	Shares	Amount

Class Z
Six months ended February 28, 2025:
Shares sold	42,450	$1,123,304
Shares issued in reinvestment of dividends and distributions	212,392	5,407,496
Shares purchased	(321,840)	(8,543,303)
Net increase (decrease) in shares outstanding before conversion	(66,998)	(2,012,503)
Shares issued upon conversion from other share class(es)	114,669	3,027,101
Shares purchased upon conversion into other share class(es)	(15,319)	(392,579)
Net increase (decrease) in shares outstanding	32,352	$622,019

Year ended August 31, 2024:
Shares sold	50,889	$1,180,055
Shares issued in reinvestment of dividends and distributions	60,248	1,284,483
Shares purchased	(316,765)	(7,456,522)
Net increase (decrease) in shares outstanding before conversion	(205,628)	(4,991,984)
Shares issued upon conversion from other share class(es)	209,774	5,074,403
Shares purchased upon conversion into other share class(es)	(14,079)	(324,595)
Net increase (decrease) in shares outstanding	(9,933)	$(242,176)

Class R6
Six months ended February 28, 2025:
Shares sold	2,892	$74,153
Shares issued in reinvestment of dividends and distributions	4,515	114,949
Shares purchased	(10,255)	(272,084)
Net increase (decrease) in shares outstanding before conversion	(2,848)	(82,982)
Shares issued upon conversion from other share class(es)	16,222	426,616
Net increase (decrease) in shares outstanding	13,374	$343,634

Year ended August 31, 2024:
Shares sold	4,841	$118,224
Shares issued in reinvestment of dividends and distributions	783	16,693
Shares purchased	(9,678)	(222,886)
Net increase (decrease) in shares outstanding before conversion	(4,054)	(87,969)
Shares issued upon conversion from other share class(es)	15,022	352,005
Net increase (decrease) in shares outstanding	10,968	$264,036

8.	Borrowings

The RIC, on behalf of the Fund, along with other affiliated registered investment companies (the “Participating Funds”), is a party to a Syndicated Credit Agreement (“SCA”) with a group of banks. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions. The table below provides details of the current SCA in effect at the reporting period-end as well as the prior SCA.

	Current SCA	Prior SCA
Term of Commitment	9/27/2024 – 9/25/2025	9/29/2023 – 9/26/2024
Total Commitment	$ 1,200,000,000	$ 1,200,000,000
Annualized Commitment Fee on the Unused Portion of the SCA	0.15%	0.15%
Annualized Interest Rate on Borrowings	1.00% plus the higher of (1) the effective federal funds rate, (2) the daily SOFR rate plus 0.10% or (3) zero percent	1.00% plus the higher of (1) the effective federal funds rate, (2) the daily SOFR rate plus 0.10% or (3) zero percent

Certain affiliated registered investment companies that are parties to the SCA include portfolios that are subject to a predetermined mathematical formula used to manage certain benefit guarantees offered under variable annuity contracts. The formula may result in large scale asset flows into and out of these portfolios. Consequently, these portfolios may be more likely to utilize the SCA for purposes of funding redemptions. It may be possible for those portfolios to fully exhaust the committed amount of the SCA, thereby requiring the Manager to allocate available funding per a Board-approved methodology designed to treat the Participating Funds in the SCA equitably.

The Fund did not utilize the SCA during the reporting period ended February 28, 2025.

9.	Risks of Investing in the Fund

The Fund’s principal risks include, but are not limited to, some or all of the risks discussed below. For further information on the Fund’s risks, please refer to the Fund’s Prospectus and Statement of Additional Information.

Blend Style Risk: The Fund’s blend investment style may subject the Fund to risks of both value and growth investing. The portion of the Fund’s portfolio that makes investments pursuant to a growth strategy may be subject to above-average fluctuations as a result of seeking higher than average capital growth. The portion of the Fund’s portfolio that makes investments pursuant to a value strategy may be subject to the risk that the market may not recognize a security’s intrinsic value for long periods of time or at all, or that a stock judged to be undervalued may actually be appropriately priced or overvalued. Issuers of value stocks may have experienced adverse business developments or may be subject to special risks that have caused the stock to be out of favor. If the Fund’s assessment of market conditions or a company’s value is inaccurate, the Fund could suffer losses or produce poor performance relative to other funds. Historically, growth stocks have performed best during later stages of economic expansion and value stocks have performed best during periods of economic recovery. Therefore, both styles may over time go in and out of favor with the markets. At times when a style is out of favor, that portion of the portfolio may lag the other portion of the portfolio, which may cause the Fund to underperform the market in general,

PGIM Jennison Blend Fund 37

Notes to Financial Statements (unaudited) (continued)

its benchmark and other mutual funds. Growth and value stocks have historically produced similar long-term results, though each category has periods when it outperforms the other.

Economic and Market Events Risk: Events in the U.S. and global financial markets, including actions taken by the U.S. Federal Reserve or foreign central banks to stimulate or stabilize economic growth or the functioning of the securities markets, or otherwise reduce inflation, may at times result in unusually high market volatility, which could negatively impact performance. Governmental efforts to curb inflation often have negative effects on the level of economic activity. Relatively reduced liquidity in credit and fixed income markets could adversely affect issuers worldwide.

Equity and Equity-Related Securities Risk: Equity and equity-related securities may be subject to changes in value, and their values may be more volatile than those of other asset classes. In addition to an individual security losing value, the value of the equity markets or a sector in which the Fund invests could go down. Different parts of a market can react differently to adverse issuer, market, regulatory, political and economic developments.

Foreign Securities Risk: Investments in securities of non-U.S. issuers (including those denominated in U.S. dollars) may involve more risk than investing in securities of U.S. issuers. Foreign political, economic and legal systems, especially those in developing and emerging market countries, may be less stable and more volatile than in the United States. Foreign legal systems generally have fewer regulatory requirements than the U.S. legal system, particularly those of emerging markets. In general, less information is publicly available with respect to non-U.S. companies than U.S. companies. Non-U.S. companies generally are not subject to the same accounting, auditing, and financial reporting standards as are U.S. companies. Additionally, the changing value of foreign currencies and changes in exchange rates could also affect the value of the assets the Fund holds and the Fund’s performance. Certain foreign countries may impose restrictions on the ability of issuers of foreign securities to make payment of principal and interest or dividends to investors located outside the country, due to blockage of foreign currency exchanges or otherwise. Investments in emerging markets are subject to greater volatility and price declines.

In addition, the Fund’s investments in non-U.S. securities may be subject to the risks of nationalization or expropriation of assets, imposition of currency exchange controls or restrictions on the repatriation of non-U.S. currency, confiscatory taxation and adverse diplomatic developments. Special U.S. tax considerations may apply.

Increase in Expenses Risk: Your actual cost of investing in the Fund may be higher than the expenses shown in the expense table in the Fund’s prospectus for a variety of reasons. For example, expense ratios may be higher than those shown if average net assets decrease.

Net assets are more likely to decrease and Fund expense ratios are more likely to increase when markets are volatile. Active and frequent trading of Fund securities can increase expenses.

Large Shareholder and Large Scale Redemption Risk: Certain individuals, accounts, funds (including funds affiliated with the Manager) or institutions, including the Manager and its affiliates, may from time to time own or control a substantial amount of the Fund’s shares. There is no requirement that these entities maintain their investment in the Fund. There is a risk that such large shareholders or that the Fund’s shareholders generally may redeem all or a substantial portion of their investments in the Fund in a short period of time, which could have a significant negative impact on the Fund’s NAV, liquidity, and brokerage costs. Large redemptions could also result in tax consequences to shareholders and impact the Fund’s ability to implement its investment strategy. The Fund’s ability to pursue its investment objective after one or more large scale redemptions may be impaired and, as a result, the Fund may invest a larger portion of its assets in cash or cash equivalents.

Management Risk: Actively managed funds are subject to management risk. The subadviser will apply investment techniques and risk analyses in making investment decisions for the Fund, but the subadviser’s judgments about the attractiveness, value or market trends affecting a particular security, industry or sector or about market movements may be incorrect. Additionally, the investments selected for the Fund may underperform the markets in general, the Fund’s benchmark and other funds with similar investment objectives.

Market Capitalization Risk: The Fund may invest in companies of any market capitalization. Generally, the stock prices of small- and mid-cap companies are less stable than the prices of large-cap stocks and may present greater risks. Large capitalization companies as a group could fall out of favor with the market, causing the Fund to underperform compared to investments that focus on smaller capitalized companies.

Market Disruption and Geopolitical Risks: Market disruption can be caused by economic, financial or political events and factors, including but not limited to, international wars or conflicts (including Russia’s military invasion of Ukraine and the Israel-Hamas war), geopolitical developments (including trading and tariff arrangements, sanctions and cybersecurity attacks), instability in regions such as Asia, Eastern Europe and the Middle East, terrorism, natural disasters and public health epidemics (including the outbreak of COVID-19 globally).

The extent and duration of such events and resulting market disruptions cannot be predicted, but could be substantial and could magnify the impact of other risks to the Fund. These and other similar events could adversely affect the U.S. and foreign financial markets and lead to increased market volatility, reduced liquidity in the securities markets, significant negative impacts on issuers and the markets for certain securities and commodities and/or government intervention. They may also cause short- or long-term economic uncertainties in the United States and worldwide. As a result, whether or not the Fund invests in securities of

PGIM Jennison Blend Fund 39

Notes to Financial Statements (unaudited) (continued)

issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the Fund’s investments may be negatively impacted. Further, due to closures of certain markets and restrictions on trading certain securities, the value of certain securities held by the Fund could be significantly impacted, which could lead to such securities being valued at zero.

Market Risk: Securities markets may be volatile and the market prices of the Fund’s securities may decline. Securities fluctuate in price based on changes in an issuer’s financial condition and overall market and economic conditions. If the market prices of the securities owned by the Fund fall, the value of your investment in the Fund will decline.

Sector Exposure Risk: At times, the Fund may have a significant portion of its assets invested in the same economic sector such as the information technology and financials sectors. Issuers in the same economic sector may be similarly affected by economic or market events, making the Fund more vulnerable to unfavorable developments in that economic sector than funds that invest more broadly.

Small and Medium Sized Companies Risk: Small and medium sized companies usually offer a smaller range of products and services than larger companies. Smaller companies may also have limited financial resources and may lack management depth. As a result, their prices may fluctuate more than the stocks of larger, more established companies.

Historically, small and medium sized companies have sometimes gone through extended periods when they did not perform as well as larger companies. Small and medium sized companies generally are more illiquid than larger companies, which may make such investments more difficult to sell at the time and price that the Fund would like.

10.	Subsequent Event

The Fund’s management evaluated subsequent events through the date of issuance of the financial statements. There have been no subsequent events that occurred during such period that would require disclosure in, or would be required to be recognized in, the financial statements as of February 28, 2025.

Other Information

Form N-CSR Item 8 - Changes in and Disagreements with Accountants for Open-End Management Investment Companies - None.

Form N-CSR Item 9 - Proxy Disclosures for Open-End Management Investment Companies - None.

Form N-CSR Item 10 - Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies - Included within the Statement of Operations of the financial statements filed under Item 7 of this Form.

Form N-CSR Item 11 - Statement Regarding Basis for Approval of Investment Advisory Contract. - None.

Item 12 –	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not applicable.

Item 13 –	Portfolio Managers of Closed-End Management Investment Companies – Not applicable.

Item 14 –	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not applicable.

Item 15 –	Submission of Matters to a Vote of Security Holders – There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 16 –	Controls and Procedures

(a)

It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)

There has been no significant change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d))) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17 –	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies – Not applicable.

Item 18 –	Recovery of Erroneously Awarded Compensation – Not applicable.

Item 19 –	Exhibits

(a)(1)	Code of Ethics – Not required, as this is not an annual filing.
(a)(2)	Policy required by the listing standards adopted pursuant to Rule 10D-1 under the Securities Exchange Act of 1934 – Not applicable.
(a)(3)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 – Attached hereto as Exhibit EX-99.CERT.
(a)(4)	Any written solicitation to purchase securities under Rule 23c-1 under the Investment Company Act of 1940- Not applicable.
(a)(5)	Change in the registrant’s independent public accountant – Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 – Attached hereto as Exhibit EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Prudential Jennison Blend Fund, Inc.

By:	/s/ Andrew R. French
Andrew R. French
Secretary

Date:	April 15, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Stuart S. Parker
Stuart S. Parker
President and Principal Executive Officer

Date:	April 15, 2025

By:	/s/ Christian J. Kelly
Christian J. Kelly
Chief Financial Officer (Principal Financial Officer)

Date:	April 15, 2025